UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/99

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WesBanco Bank Fairmont
Address:  P. O. Box 1152
          Fairmont, WV  26555-1152



13F File Number:   1009287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Please be advised that effective July 1, 1999 WESBANCO BANK FAIRMONT will provide all Trust filings of FORM 13F-HR under the name of WESBANCO TRUST & INVESTMENT SERVICES, A DIVISION OF WESBANCO BANK WHEELING, 13F FILE
NUMBER: 877134. Therefore, this is the last filing of Form 13F-HR under the name of Wesbanco Bank Fairmont, 13F File Number: 1009287.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Cynthia M. Perring
Title:  Assistant Vice President & Senior Trust Officer
Phone:  (304) 234-9422

Signature, Place, and Date of Signing:  City of Wheeling
                                        State of West Virginia
                                        on the 9th day of August, 1999



Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       74

Form 13F Information Table Entry Total:        $55,531



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ----------- ------- --------- ------
D AMR CORP                       COM              001765106      300     4400 SH       SOLE                   1100     3300
D A T & T                        COM              001957109     1037    18582 SH       SOLE                  17457      375     750
D ADAPTEC                        COM              00651F108      205     5800 SH       SOLE                   5800
D AIRTOUCH COMMUNICATIONS        COM              00949T100      287     2665 SH       SOLE                   2595       70
D ALLEGHENY ENERGY               COM              017361106      521    16236 SH       SOLE                  16161       75
D ALLIED-SIGNAL INC.             COM              019512102      784    12450 SH       SOLE                  12450
D AMERICAN HOME PRODUCTS COMMON  COM              026609107      760    13246 SH       SOLE                  13246
D AMERICAN INTERNATIONAL GROUP,  COM              026874107      599     5109 SH       SOLE                   5109
D ANHEUSER BUSCH, COMMON         COM              035229103      376     5300 SH       SOLE                   5300
D ATLANTIC RICHFIELD COMMON      COM              048825103      104     1246 SH       SOLE                   1226       20
D ATLANTIC RICHFIELD COMMON      COM              048825103      318     3800 SH       DEFINED                3800
D BANK ONE CORP                  COM              06423A103      563     9458 SH       SOLE                   8458     1000
D BELL ATLANTIC CORP             COM              077853109      842    12882 SH       SOLE                  12602      280
D BELL SOUTH CORP                COM              079860102     1006    21810 SH       SOLE                  21430      380
D BERKSHIRE HATHAWAY             COM              084670207      582      260 SH       SOLE                    155      105
D BRISTOL-MYERS SQUIBB COMPANY   COM              110122108      712    10114 SH       SOLE                  10114
D BURLINGTON RESOURCES           COM              122014103      408     9422 SH       SOLE                   9422
D CSX CORP, COMMON               COM              126408103      195     4290 SH       SOLE                   4290
D CSX CORP, COMMON               COM              126408103      176     3876 SH       DEFINED                3876
D CHUBB CORP                     COM              171232101      302     4346 SH       SOLE                   4346
D CISCO SYSTEMS                  COM              17275R102     1347    20898 SH       SOLE                  20598              300
D CITIGROUP INC                  COM              172967101      835    17578 SH       SOLE                  17578
D COMPAQ COMPUTER                COM              204493100      257    10850 SH       SOLE                   4250     6600
D CONAGRA                        COM              205887102      240     9000 SH       SOLE                   9000
D CONSOLIDATED NATURAL GAS CO CO COM              209615103      396     6522 SH       SOLE                   6522
D CORNING INCORPORATED           COM              219350105      210     3000 SH       SOLE                   3000
D COUNTRYWIDE CREDIT INDUSTRIES  COM              222372104      216     5050 SH       SOLE                   5050
D DUPONT E I DENEMOURS & CO COMM COM              263534109     3619    52976 SH       SOLE                  52576              400
D EATON CORP COMMON              COM              278058102      331     3600 SH       DEFINED                3600
D ELECTRONIC DATA SYSTEMS        COM              285661104      478     8450 SH       SOLE                   7050     1400
D ENRON CORP                     COM              293561106      225     2750 SH       SOLE                   2750
D ENRON OIL & GAS                COM              293562104      308    15225 SH       SOLE                  15225
D EXXON CORPORATION COMMON       COM              302290101     1257    16304 SH       SOLE                  15784      270     250
D FDX CORP                       COM              31304N107      323     5950 SH       SOLE                   4200     1750
D F H L M C                      COM              313400301      496     8550 SH       SOLE                   7650      900
D FIRST DATA CORP                COM              319963104      560    11450 SH       SOLE                  11450
D FREEPORT MCMORAN COPPER & GOLD COM              35671D857      183    10201 SH       DEFINED               10201
D G T E CORP COM.                COM              362320103      587     7777 SH       SOLE                   7777
D GENERAL ELECTRIC CO COMMON     COM              369604103     2348    20782 SH       SOLE                  20232              550
D GENERAL ELECTRIC CO COMMON     COM              369604103       45      400 SH       DEFINED                 400
D GILLETTE CO COMMON             COM              375766102      426    10400 SH       SOLE                  10400
D H. J. HEINZ CO, COMMON         COM              423074103      204     4076 SH       SOLE                   4076
D HEWLETT-PACKARD CO             COM              428236103     1080    10750 SH       SOLE                  10750
D HONEYWELL                      COM              438506107      620     5350 SH       SOLE                   5350
D HUNTINGTON BANKSHARES          COM              446150104     2273    64931 SH       SOLE                  23240    40679    1012
D INTEL, COMMON                  COM              458140100      768    12900 SH       SOLE                   8400     4000     500
D INTERNATIONAL BUSINESS MACHINE COM              459200101     2441    18888 SH       SOLE                  18888
D JOHNSON AND JOHNSON COMMON     COM              478160104     1036    10575 SH       SOLE                   8000     2125     450
D LUCENT TECHNOLOGIES            COM              549463107     1095    16236 SH       SOLE                  15504      320     412
D MCDONALDS CORP                 COM              580135101      704    17120 SH       SOLE                  17120
D MERCK AND COMPANY COMMON       COM              589331107     1259    17100 SH       SOLE                  14700     2400
D MICROSOFT CORP                 COM              594918104      487     5400 SH       SOLE                   5400
D MOBIL CORPORATION COMMON       COM              607059102      674     6826 SH       SOLE                   6826
D MOBIL CORPORATION COMMON       COM              607059102      341     3456 SH       DEFINED                3456
D ONE VALLEY BANCORP INC.        COM              682419106      562    14982 SH       SOLE                  14982
D PNC BANK CORP                  COM              693475105      236     4100 SH       SOLE                   4100
D PETROLEUM DEVELOPMENT          COM              716578109      126    30000 SH       SOLE                  30000
D PFIZER INCORPORATED COMMON     COM              717081103      883     8100 SH       SOLE                   8100
D PHILIP MORRIS COMPANIES INC.   COM              718154107      548    13640 SH       SOLE                  13640
D PHILLIPS PETROLEUM CO COMMON   COM              718507106      367     7300 SH       SOLE                   7300
D PRIDE INTERNATIONAL            COM              741932107      131    12400 SH       SOLE                  12400
D PROCTER AND GAMBLE CO.         COM              742718109      884     9900 SH       SOLE                   9900
D RAYTHEON CO CL B               COM              755111408      282     4000 SH       SOLE                   4000
D ROCKWELL INTERNATIONAL CORPORA COM              773903109      271     4465 SH       SOLE                   4465
D SBC COMMUNICATIONS INC.        COM              78387G103      602    10387 SH       SOLE                  10047      340
D SCHLUMBERGER LTD COMMON        COM              806857108      312     4900 SH       SOLE                   4900
D SCIENTIFIC ATLANTA             COM              808655104      324     9000 SH       SOLE                   9000
D TELLABS                        COM              879664100      311     4600 SH       SOLE                   4600
D TEXAS INSTRUMENTS INC COMMON   COM              882508104      936     6500 SH       SOLE                   6500
D TYCO INTERNATIONAL LTD NEW     COM              902124106      445     4700 SH       SOLE                   4700
D WELLS FARGO & COMPANY NEW      COM              949746101      274     6400 SH       SOLE                   5000     1400
D WESBANCO INCORPORATED COMMON   COM              950810101     9397   313220 SH       SOLE                 280984            32236
D THE WILLIAMS COMPANIES INC     COM              969457100      660    15506 SH       SOLE                  15506
D TOMMY HILFIGER                 COM              G8915Z102      234     3200 SH       SOLE                   3200

